Commitments and Contingencies - Schedule Showing the Future Minimum Lease Payments (Details) (10-K) - USD ($)	Aug. 31, 2020	May 31, 2020
Present Value of minimum lease payments	$ 441,985	$ 490,983
Operating Lease Liabilities [Member]
2020	147,278	174,728
2021	151,832	141,278
2022	133,900	145,832
2023	90,017	127,900
2024		84,017
Total Operating Lease Obligations	649,422	673,755
Less: Amount representing interest	(207,436)	(184,977)
Present Value of minimum lease payments	$ 441,986	$ 488,778